10. Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes
10. Related Party Transactions

10. RELATED PARTY TRANSACTIONS

The Company’s transactions with related parties were carried out on normal commercial terms and in the course of the Company’s business.  Other than those disclosed elsewhere in the financial statements, the related party transactions are as follows.

During the year ended December 31, 2016, amounts paid or payable to a related party, through an entity owned by, Mr. Waqaas Al-Siddiq, a shareholder and executive of the Company amounted to $222,140 (2015: $264,600).  Included in this amount are consulting fees and other compensation including car allowance and education reimbursements.  As outlined in Note 5, as at December 31, 2016, the total amount due to the related party is $100,292 (2015: 71,190), is unsecured, non-interest bearing and due on demand.  During the year, the entity owned by Mr. Al-Siddiq also made short term loans amounting to $33,000 to the Company.  These short term loans were repaid by the Company during the year and were unsecured, non-interest bearing and due on demand.

During the year, in addition to the above amount, Mr. Al-Siddiq received additional compensation of $579,864 in his capacity as an executive of the Company, charged to operating expenses during the year. This amount included salary, car allowance, vacation pay, an accrued bonus of $150,000 for 2016 (2015: $63,000) performance and stock based compensation valued at $367,962 (see Note 8) (2015: $2,190,152). Of these amounts, as at year end, a total of $171,902 remains payable to Mr. Al-Siddiq.

No amounts were paid to any other related parties during the year (2015: paid $46,920 to a former director for consulting charges).